UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2010

Item 1.      REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2010
November 30, 2010
(Unaudited)

FMX Growth Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Growth Allocation Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Growth Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, risks related to “Fund of Funds” structure, derivative risk, leverage risk, short sales risk, sector risk, portfolio turnover risk, management style risk, investment advisor risk, new fund risk, small-cap and mid-cap securities risk, and foreign securities and emerging markets risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your FMX Growth Allocation Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,065.10	$7.45

* Expenses are equal to the Fund’s annualized expense ratio of 1.44% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.28

** Expenses are equal to the Fund’s annualized expense ratio of 1.44% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

December 15, 2010

Enclosed for your review is the Semi-Annual Report of the FMX Growth Allocation Fund (the “Fund”) for the period ended November 30, 2010.   From its fiscal year end of May 31, 2010, the Fund’s return underperformed its benchmark, the S&P 500 TR Index* (the S&P 500), by 299 basis points, with the fund having a six month return of 6.51%, and the S&P 500 having a return of 9.50%.

The performance information quoted above represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained on the Fund’s website at, www.foliometrix.com. Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information.  For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Semi-Annual Report.

Markets
It has been a volatile year for the financial markets.   In early 2010, fears of a sovereign debt crisis developed concerning countries in Europe, including Greece, Spain and Portugal, and have now spread to other countries including Ireland.

The Federal Reserve’s quantitative easing in the amount of $600 billion continues and the Fed’s commitment to exceptionally low interest rates has kept the dollar weak, commodity prices rising and investors moving out of bonds and into stocks and other risky assets.

Agricultural commodities rose with wheat prices rising due to Russia’s suspension of grain exports after a severe drought reduced the supply of wheat and sent futures near 2 year highs.  Cotton prices also rose to 15 year highs amid tightening global supplies after the devastating floods in Pakistan, which is one of the world’s largest producers of cotton.   In addition, the price of sugar has risen dramatically due to Brazil, the world’s largest producer of sugar cane, experiencing severe production declines due to a hotter summer than usual.  Wet weather in Indonesia and Australia also caused sugar prices to climb.

Portfolio
Our investing process consists of three parts:  a core component and two tactical components.  The tactical components allow the portfolio to utilize those sectors that we believe are positioned to perform better in the short term and the core allows the portfolio to utilize those asset classes that we believe are the best performers in the longer term.

Our investment methodology, at times, dictates moving a portion of equities into cash.  This process helps to protect on the downside of the market as well as reducing the volatility and the beta of the portfolio during unsteady times.

We believe that buy and hold strategies aren’t always the best approach and that using asset classes that are in favor produce more favorable results.  Because of our process, the Fund has had exposure to (i) various sectors, including industrial materials, technology, energy and consumer services; (ii) commodities such as agriculture, silver and oil; (iii) countries such as China, Latin America  and (iv) emerging markets including Thailand, Colombia, and Indonesia, which has helped performance.  Our international exposure has been reduced over the past two months in light of the continuing financial problems in Europe and China’s tightening monetary policy.   Also, the beta of the portfolio is calculated on a monthly basis and our methodology allows us to identify investment companies, including mutual funds and exchange traded funds, in the Fund’s portfolio that we believe have raised their risk level, and we can then determine if we want to reduce the exposure to such fund replace it with a less volatile addition.

Looking forward, we remain optimistic about our approach and methodology and believe that the fears surrounding the European financial crisis will subside and that the outlook for the global economy will improve.

Very truly yours,

FolioMetrix LLC
Dale J Murphey, CEO and President

*You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, it returns would be lower.

The views in the foregoing discussion  were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 22.44%

	*	iPath Dow Jones-UBS Sugar Subindex Total Return ETN	2,438	$194,674
	*	iShares Silver Trust	7,731	212,061
		Market Vectors - Coal ETF	9,299	398,273
		Market Vectors - Gaming ETF	6,489	199,018
	*	PowerShares NASDAQ Internet Portfolio	5,719	197,649
		Rydex S&P Midcap 400 Pure Growth ETF	7,871	601,910
		SPDR S&P 500 ETF Trust	7,341	869,835
		SPDR S&P Retail ETF	8,532	403,512
		SPDR S&P Semiconductor ETF	3,850	197,686

		Total Exchange Traded Products (Cost $3,235,653)		3,274,618

OPEN-END FUNDS - 65.13%

	*	AllianceBernstein Small/Mid Cap Growth Fund	101,211	598,155
	*	Columbia Select Large Cap Growth Fund	104,512	1,280,274
	*	Columbia Select Small Cap Fund	36,318	598,155
	*	First American Mid Cap Growth Opportunities Fund	30,577	1,282,411
	*	John Hancock Global Opportunities Fund	23,480	436,735
	*	Oppenheimer Discovery Fund	20,323	1,142,329
	*	Profunds Oil Equipment UltraSector ProFund	20,019	400,772
	*	RidgeWorth Aggressive Growth Stock Fund	87,933	1,278,548
		Royce Low-Priced Stock Fund	66,732	1,143,788
	*	Rydex Series - Energy Services Fund	4,051	199,871
	*	Touchstone Sands Capital Institutional Growth Fund	83,748	1,142,329

		Total Open-End Funds (Cost $9,188,075)		9,503,367

SHORT-TERM INVESTMENT - 3.79%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%		553,121

		Total Short-Term Investment (Cost $553,121)		553,121

Total Value of Investments (Cost $12,976,849) - 91.36%				$13,331,106

Other Assets Less Liabilities - 8.64%				1,261,026

	Net Assets - 100%			$14,592,132

*	Non-income producing investment
§	Represents 7 day effective yield

				(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010

Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	22.44%	$3,274,618
Open-End Funds	65.13%	9,503,367
Short-term Investment	3.79%	553,121
Total	91.36%	$13,331,106

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $12,976,849)	$13,331,106
Receivables:
Investments sold	8,817,561
Fund shares sold	1,900
Dividends and interest	5
Prepaid expenses
Other expenses	26,439

Total assets	22,177,011

Liabilities:
Payables:
Investments purchased	7,567,437
Fund shares repurchased	45
Accrued expenses
Administration fees	17,397

Total liabilities	7,584,879

Net Assets	$14,592,132

Net Assets Consist of:
Capital	$13,707,499
Accumulated net investment loss	(26,911)
Undistributed net realized gain on investments	557,287
Net unrealized appreciation on investments	354,257

Total Net Assets	$14,592,132
Shares Outstanding, no par value (unlimited authorized shares)	1,373,506
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.62

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2010

Investment Income:
Dividends	$24,462

Total Investment Income	24,462

Expenses:
Administration fees (note 2)	51,373

Total Expenses	51,373

Net Investment Loss	(26,911)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	565,556
Change in unrealized appreciation on investments	353,941

Realized and Unrealized Gain on Investments	919,497

Net Increase in Net Assets Resulting from Operations	$892,586

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period and fiscal year ended	2010(a)	2010

Operations:
Net investment loss	$(26,911)	$(2,456)
Net realized gain (loss) from investment transactions	565,556	(8,269)
Change in unrealized appreciation on investments	353,941	316

Net Increase (Decrease) in Net Assets Resulting from Operations	892,586	(10,409)

Capital Share Transactions:
Shares sold	13,593,941	567,308
Reinvested dividends and distributions	-	-
Shares repurchased	(341,294)	(110,000)

Increase from Capital Share Transactions	13,252,647	457,308

Net Increase in Net Assets	14,145,233	446,899

Net Assets:
Beginning of period	446,899	-
End of period	$14,592,132	$446,899

Share Information:
Shares Sold	1,362,160	55,762
Reinvested distributions	-	-
Shares repurchased	(33,631)	(10,785)
Net Increase in Capital Shares	1,328,529	44,977
Shares Outstanding, Beginning of Period	44,977	-
Shares Outstanding, End of Period	1,373,506	44,977

(a) Unaudited

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Financial Highlights

For a share outstanding during the	November 30,	May 31,
six month period or fiscal year ended	2010(a)	2010

Net Asset Value, Beginning of Period	$9.94	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.02)	(0.05)
Net realized and unrealized gain (loss) on securities	0.70	(0.01)

Total from Investment Operations	0.68	(0.06)

Net Asset Value, End of Period	$10.62	$9.94

Total Return (d)	6.41%	(0.60)%

Net Assets, End of Period (in thousands)	$14,592	$447

Average Net Assets for the Period (in thousands)	$7,120	$337

Ratios of:
Gross Expenses to Average Net Assets (e)	1.44%	1.45%	(b)
Net Expenses to Average Net Assets (e)	1.44%	1.45%	(b)
Net Investment Loss to Average Net Assets	(0.75)%	(1.10)%	(b)

Portfolio turnover rate	413.76%	332.64%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The FMX Growth Allocation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek capital appreciation without regard to current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, equity securities.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no more than 20% greater than the S&P 500 Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$3,274,618	$3,274,618	$-	$-
Open-End Funds	9,503,367	9,503,367	-	-
Short-Term Investment	553,121	-	553,121	-
Total	$13,331,106	$12,777,958	$553,121	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $11 million and gradually increases to a maximum annual rate of 0.95% if the average daily net assets are $39 million or more.   The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund paid no advisory fees for the six month period ended November 30, 2010.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.45% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.45% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.825% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $51,373 of administration fees for the six month period ended November 30, 2010.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

3.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period	Purchases of Securities	Proceeds from Sales of Securities
June 1, 2010 - November 30, 2010	$38,250,623	$26,667,937

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2010.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2010, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$12,976,849

Unrealized Appreciation	$367,681
Unrealized Depreciation	(13,423)
Net Unrealized Appreciation	354,257

5.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

6.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

FMX GROWTH ALLOCATION FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

FMX Growth Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	9940 SW Arborcrest Way
Post Office Drawer 4365	Portland, Oregon 97225
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Semi-Annual Report 2010
 November 30, 2010
(Unaudited)

FMX Total Return Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Total Return Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Total Return Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, risks related to “fund of funds” structure, derivative risk, leverage risk, short sales risk, sector risk, portfolio turnover risk, management style risk, investment advisor risk, new fund risk, interest rate and credit risk, high yield risk, inflation risk, risks of investing in corporate debt securities, risks of investing in convertible securities, and risks of investing in Treasury Inflation-Protected Securities. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your FMX Total Return Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,019.90	$6.03

* Expenses are equal to the Fund’s annualized expense ratio of 1.19% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.10	$6.02

** Expenses are equal to the Fund’s annualized expense ratio of 1.19% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

December 15, 2010

Enclosed for your review is the Semi-Annual Report of the FMX Total Return Fund (the "Fund") for the month end of November 30, 2010.  From its fiscal year end of May 31, 2010, the Fund's total return has trailed its benchmark, the BarCap US Agg Bond TR* (the "BarCap"), by 186 basis points, with the Fund having a return of 1.99%, and the BarCap having a return of 3.85%.

The performance information quoted above represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, mqy be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, mqy be obtained on the Fund’s website at, www.foliometrix.com. Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information.  For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Semi-Annual Report.

Markets
The past few months have seen multiple events that have influenced the debt markets tremendously.  QE, QE2 and talks of even QE3 have brought more attention from the retail investor to the bond markets.  We have seen debt worries continue to spread from Iberian countries to Ireland and influence the entire European Union’s debt market as well as have an impact on their currency.

The dollar has devalued and rallied and has begun a devaluing again as of late.  Investors in bonds have switched from safer investments to riskier bonds in order to generate higher yields, a move that was triggered by the yields on treasuries declining as the Fed continues to buy up these securities.

The higher yielding “junk” bonds and emerging markets debt has seen huge equity like returns throughout most of year.  However, the volatility of these investments and how quickly they react to every single piece of news happening all over the world, makes it easy to lose big in these investments if you are not keeping an eye on them.

Meanwhile, the shorter maturity, higher quality government and corporate bond funds have gone absolutely nowhere in relation to the rest of the bond market.

Portfolio
The Fund seeks to allocate across many of these fixed income asset classes to take advantage of the great returns seen as of late in the bond markets.  It is designed to expose itself to limited percentages of the riskier debt while allocating a relatively large amount towards the safer lower yielding investments.

The Fund seeks the stability of higher quality debt while focusing in on the investments that have a combination of higher coupon payments and low volatility.  A cautious eye is maintained on the fixed income asset classes in which the Fund invests to help  limit the downside risk that is inherent in these types of riskier investments.

Investors’ money, and the preservation of it, is at the heart of the investment strategy that is implemented in the FMX Total Return Fund.  Our ability to move to cash in times when different fixed income asset classes are underperforming is essential to this strategy.  The portfolio is monitored closely to ensure our investors’ money is free from as much of the downside in the market as possible.

 Very truly yours,

FolioMetrix LLC
Dale J Murphey, CEO and President

*You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

The views in the foregoing discussion  were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 1.58%

SPDR Barclays Capital High Yield Bond ETF	1,741	$69,327

Total Exchange Traded Product (Cost $69,561)		69,327

OPEN-END FUNDS - 93.67%

AllianceBernstein Bond Fund, Inc. - High Income Fund	15,360	138,090
Delaware High-Yield Opportunities Fund	13,632	55,482
Dodge & Cox Income Fund	25,878	346,760
Eaton Vance Global Macro Absolute Return Fund	33,601	346,760
First American High Income Bond Fund	6,305	55,482
Loomis Sayles Bond Fund	9,830	141,752
Lord Abbett Bond-Debenture Fund, Inc.	18,014	138,704
Oppenheimer Champion Income Fund	29,355	55,482
Permanent Versatile Bond Portfolio	5,723	346,760
PIMCO Income Fund	12,351	138,704
PIMCO Total Return Fund	72,367	831,501
Pioneer High Yield Fund	5,604	55,482
RidgeWorth US Government Ultra Short Bond Fund	34,367	346,417
Sit US Government Securities Fund	30,579	347,372
SSgA High Yield Bond Fund	8,530	69,181
The Fairholme Focused Income Fund	12,987	138,834
Touchstone Ultra Short Duration Fixed Income Fund	35,897	346,760
USAA High-Yield Opportunities Fund	6,676	55,482
Virtus Multi-Sector Fixed Income Fund	12,915	140,900

Total Open-End Funds (Cost $4,088,493)		4,095,905

SHORT-TERM INVESTMENT - 1.40%
§	HighMark 100% US Treasury Money Market Fund, 0.01%	61,258

Total Short-Term Investment (Cost $61,258)		61,258

Total Value of Investments (Cost $4,219,312) - 96.65%		$4,226,490

Other Assets Less Liabilities - 3.35%		146,369

Net Assets - 100%		$4,372,859

§ Represents 7 day effective yield

		(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010

Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Product	1.58%	$69,327
Open-End Funds	93.67%	4,095,905
Short-term Investment	1.40%	61,258
Total	96.65%	$4,226,490

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $4,219,312)	$4,226,490
Receivables:
Investments sold	1,288,925
Dividends and interest	(300)
Prepaid expenses
Other expenses	41,107

Total assets	5,556,222

Liabilities:
Payables:
Investments purchased	1,178,986
Fund shares repurchased	15
Accrued expenses
Administration fees	4,362

Total liabilities	1,183,363

Net Assets	$4,372,859

Net Assets Consist of:
Capital	$4,340,629
Undistributed net investment income	20,028
Undistributed net realized gain on investments	5,023
Net unrealized appreciation on investments	7,179

Total Net Assets	$4,372,859
Shares Outstanding, no par value (unlimited authorized shares)	425,435
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.28

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2010

Investment Income:
Dividends	$35,762

Total Investment Income	35,762

Expenses:
Administration fees (note 2)	15,817

Total Expenses	15,817

Net Investment Income	19,945

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	5,022
Change in unrealized appreciation on investments	6,144

Realized and Unrealized Gain on Investments	11,166

Net Increase in Net Assets Resulting from Operations	$31,111

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period and fiscal year ended	2010(a)	2010

Operations:
Net investment income	$19,945	$83
Net realized gain from investment transactions	5,022	1
Change in unrealized appreciation on investments	6,144	1,035

Net Increase in Net Assets Resulting from Operations	31,111	1,119

Capital Share Transactions:
Shares sold	4,372,688	168,833
Reinvested dividends and distributions	-	-
Shares repurchased	(160,892)	(40,000)

Increase from Capital Share Transactions	4,211,796	128,833

Net Increase in Net Assets	4,242,907	129,952

Net Assets:
Beginning of period	129,952	-
End of period	$4,372,859	$129,952

Undistributed Net Investment Income	$20,028	$83

Share Information:
Shares Sold	428,091	16,906
Reinvested distributions	-	-
Shares repurchased	(15,562)	(4,000)
Net Increase in Capital Shares	412,529	12,906
Shares Outstanding, Beginning of Period	12,906	-
Shares Outstanding, End of Period	425,435	12,906

(a) Unaudited

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Financial Highlights

For a share outstanding during the	November 30,	May 31,
six month period or fiscal year ended	2010(a)	2010

Net Asset Value, Beginning of Period	$10.07	$10.00

Income from Investment Operations
Net investment income	0.04	0.00	(f)
Net realized and unrealized gain on securities	0.17	0.07

Total from Investment Operations	0.21	0.07

Net Asset Value, End of Period	$10.28	$10.07

Total Return (d)	2.09%	0.70%

Net Assets, End of Period (in thousands)	$4,373	$130

Average Net Assets for the Period (in thousands)	$2,644	$76

Ratios of:
Gross Expenses to Average Net Assets (e)	1.19%	1.20%	(b)
Net Expenses to Average Net Assets (e)	1.19%	1.20%	(b)
Net Investment Income (Loss) to Average Net Assets	1.51%	0.17%	(b)

Portfolio turnover rate	1435.34%	48.89%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The FMX Total Return Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, fixed income securities (such as bonds, corporate debt securities, convertible securities, TIPS and other treasuries).

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no greater than the BarCap U.S. Aggregate Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$69,327	$69,327	$-	$-
Open-End Funds	4,095,905	4,095,905	-	-
Short-Term Investment	61,258	-	61,258	-
Total	$4,226,490	$4,165,232	$61,258	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $13 million and gradually increases to a maximum annual rate of 0.70% if the average daily net assets are $41 million or more.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.    In agreement with these terms, the Fund paid no investment advisory fees for the six month period ended November 30, 2010.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.20% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.20% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.725% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $15,817 of administration fees for the six month period ended November 30, 2010.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund. Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

3.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2010	$8,217,071	$4,140,487

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2010.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2010, the tax-basis cost of investments and components of distributable earnings were as follows:
Cost of Investments	$4,219,312

Unrealized Appreciation	$10,994
Unrealized Depreciation	(3,815)
Net Unrealized Appreciation	7,179

5.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

6.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

FMX Total Return Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	9940 SW Arborcrest Way
Post Office Drawer 4365	Portland, Oregon 97225
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Semi-Annual Report 2010
November 30, 2010
(Unaudited)

Caritas All-Cap Growth Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Caritas All-Cap Growth Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Caritas All-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: stock market risk, issuer-specific risk, short sale strategy risk, smaller capitalization securities risk, risks associated with investing in ETF, and limited history of operations risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.caritascapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.caritascapital.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your Caritas All-Cap Growth Fund:

See Our Web site @ www.caritascapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,088.40	$10.21

* Expenses are equal to the Fund’s annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.29	$9.85

** Expenses are equal to the Fund’s annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 71.44%

Consumer Discretionary - 18.06%
	CBS Corp.	9,750	$164,190
*	Coinstar, Inc.	3,300	212,652
*	Ford Motor Co.	9,000	143,460
*	Hanesbrand, Inc.	6,000	162,900
	Home Depot, Inc.	3,500	105,735
*	Krispy Kreme Doughnuts, Inc.	25,000	149,750
	Monro Muffler Brake, Inc.	2,900	143,376
*	The Dress Barn, Inc.	6,000	148,440
			1,230,503
Consumer Staples - 2.34%
	Diamond Foods, Inc.	3,425	159,434
			159,434
Energy - 4.02%
	Arch Coal, Inc.	5,100	148,920
*	Dresser-Rand Group, Inc.	3,300	125,169
			274,089
Financials - 1.96%
	MetLife, Inc.	3,500	133,525
			133,525
Health Care - 12.43%
*	Alexion Pharmaceuticals, Inc.	1,500	114,675
*	Catalyst Health Solutions, Inc.	3,200	137,344
	CR Bard, Inc.	1,675	142,124
	Quality Systems, Inc.	2,300	148,580
*	Questcor Pharmaceuticals, Inc.	9,500	135,375
µ	Teva Pharmaceutical Industries Ltd.	3,375	168,885
			846,983
Industrials - 12.28%
	ABM Industries, Inc.	4,750	109,392
	Briggs & Stratton Corp.	8,450	147,114
*	EnerSys	4,950	149,441
*	Hertz Global Holdings, Inc.	14,000	171,640
*	Quality Distribution, Inc.	10,000	69,400
*	Wabash National Corp.	18,000	189,900
			836,887

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 15.94%
	*	Cavium Networks, Inc.	6,900	$253,989
	*	Cirrus Logic, Inc.	13,100	200,037
		Intel Corp.	5,000	105,788
	*	Itron, Inc.	1,900	107,863
	*	Motorola, Inc.	17,000	130,220
	*	VeriFone Systems, Inc.	4,400	152,900
	*	VeriSign, Inc.	3,950	135,524
				1,086,321
	Materials - 4.41%
		Agrium, Inc.	2,000	160,460
	µ	BHP Billiton Ltd.	1,700	140,080
				300,540

		Total Common Stocks (Cost $4,024,543)		4,868,282

EXCHANGE TRADED PRODUCTS - 7.31%
	*	ProShares UltraShort Dow30	6,125	141,365
	*	ProShares UltraShort MidCap400	8,425	114,327
	*	ProShares UltraShort QQQ	9,325	119,640
	*	ProShares UltraShort Russell2000	8,350	123,079

		Total Exchange Traded Products (Cost $634,039)		498,411

INVESTMENT COMPANY - 17.28%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%	1,177,456	1,177,456

		Total Investment Company (Cost $1,177,456)		1,177,456

Total Value of Investments (Cost $5,836,038) - 96.03%				$6,544,149

Other Assets Less Liabilities - 3.97%				270,240

	Net Assets - 100%			$6,814,389

*	Non-income producing investment
§	Represents 7 day effective yield
µ	American Depositary Receipt

				(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	18.06%	$1,230,503
Consumer Staples	2.34%	159,434
Energy	4.02%	274,089
Exchange Traded Products	7.31%	498,411
Financials	1.96%	133,525
Health Care	12.43%	846,983
Industrials	12.28%	836,887
Information Technology	15.94%	1,086,321
Materials	4.41%	300,540
Other	17.28%	1,177,456
Total	96.03%	$6,544,149

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $5,836,038)	$6,544,149
Receivables:
Investments sold	221,126
Fund shares sold	38,204
Dividends and interest	6,245
Prepaid expenses
Fund accounting fees	2,213
Compliance service fees	533
Other expenses	9,282
Due from affiliates:
Advisor (note 2)	3,369

Total assets	6,825,121

Liabilities:
Accrued expenses
Fund accounting fees	9
Other expenses	10,723

Total liabilities	10,732

Net Assets	$6,814,389

Net Assets Consist of:
Capital	$6,015,650
Accumulated net investment loss	(38,609)
Undistributed net realized gain on investments	129,237
Net unrealized appreciation on investments	708,111

Total Net Assets	$6,814,389
Shares Outstanding, no par value (unlimited authorized shares)	601,588
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$11.33

Maximum Offering Price Per Share ($11.33 ÷ 94.25%)	$12.02

(a)	The Fund charges a redemption fee of 2% of the amount redeemed on redemptions of fund shares occurring within 30 days following the issuance of such shares.

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2010

Investment Income:
Dividends	$16,397
Foreign withholding tax	(118)

Total Investment Income	16,279

Expenses:
Advisory fees (note 2)	35,179
Administration fees (note 2)	17,804
Transfer agent fees (note 2)	12,004
Fund accounting fees (note 2)	13,818
Compliance service fees (note 2)	5,265
Custody fees (note 2)	3,071
Distribution and service fees (note 3)	7,036
Registration and filing administration fees (note 2)	451
Audit and tax preparation fees	6,618
Registration and filing expenses	3,334
Printing expenses	501
Trustee fees and meeting expenses	4,011
Securities pricing fees	501
Other operating expenses	2,858

Total Expenses	112,451

Expenses reimbursed by advisor (note 2)	(21,127)
Advisory fees waived (note 2)	(35,179)
Compliance service fees waived (note 2)	(1,257)

Net Expenses	54,888

Net Investment Loss	(38,609)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	109,346
Change in unrealized appreciation on investments	458,439

Realized and Unrealized Gain on Investments	567,785

Net Increase in Net Assets Resulting from Operations	$529,176

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period and fiscal year ended	2010(a)	2010

Operations:
Net investment loss	$(38,609)	$(18,683)
Net realized gain from investment transactions	109,346	38,574
Change in unrealized appreciation on investments	458,439	249,672

Net Increase in Net Assets Resulting from Operations	529,176	269,563

Capital Share Transactions:
Shares sold	1,529,459	4,666,086
Redemption fees	194	48
Reinvested dividends and distributions	-	-
Shares repurchased	(108,398)	(71,739)

Increase from Capital Share Transactions	1,421,255	4,594,395

Net Increase in Net Assets	1,950,431	4,863,958

Net Assets:
Beginning of period	4,863,958	-
End of period	$6,814,389	$4,863,958

Share Information:
Shares Sold	144,548	474,102
Reinvested distributions	-	-
Shares repurchased	(10,228)	(6,834)
Net Increase in Capital Shares	134,320	467,268
Shares Outstanding, Beginning of Period	467,268	-
Shares Outstanding, End of Period	601,588	467,268

(a) Unaudited

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Financial Highlights

For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2010(a)		2009

Net Asset Value, Beginning of Period	$10.41		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.06)		(0.04)
Net realized and unrealized gain on securities	0.98		0.45

Total from Investment Operations	0.92		0.41

Paid in Capital
Paid in capital (from redemption fees) (note 1)	0.00	(f)	0.00	(f)

Total Distributions	0.00		0.00

Net Asset Value, End of Period	$11.33		$10.41

Total Return (c)(d)	8.84%		4.10%

Net Assets, End of Period (in thousands)	$6,814		$4,864

Average Net Assets for the Period (in thousands)	$5,624		$3,456

Ratios of:
Gross Expenses to Average Net Assets (e)	3.99%		5.56%	(b)
Net Expenses to Average Net Assets (e)	1.95%		1.91%	(b)
Net Investment Income Loss to Average Net Assets	(1.37)%		(1.31)%	(b)

Portfolio turnover rate	52.43%		50.48%	(g)

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Actual amount is less than $0.01 per share.
(g) Not annualized.

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Caritas All-Cap Growth Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Caritas Capital, LLC (“Advisor”) will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund’s long positions in equity securities through investments in “short” exchange traded funds (“ETF’s”).  A “short” ETF is an investment that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market (“Universe”).  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund’s portfolio more actively if market conditions warrant.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six month period ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$4,868,282	$4,868,282	$-	$-
Exchange Traded Products	498,411	498,411	-	-
Short-Term Investments	1,177,456	-	1,177,456	-
Total	$6,544,149	$5,366,693	$1,177,456	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to Caritas Capital, LLC (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rate as shown in Schedule A.  The Advisor has contractually agreed to waive all or part its advisory fee and to reimburse expenses at least until August 31, 2010, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquire fund fees and expenses) will not exceed 1.70% of the daily average net assets for Fund shares.  The expense limitation percentage, as well as the advisory fees waived and expenses reimbursed for the six month period ended November 30, 2010, are included in Schedule A provided below.

Schedule A: Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Average Net Assets	Rate
All assets	1.25%	1.95%	$35,179	$21,127

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.
Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $50 million	0.175%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $50 million	0.150%	Over $100 million	0.009%
Next $50 million	0.125%
Next $50 million	0.100%	*Minimum monthly fees of $3,000 and $417 for Administration and Custody, respectively.
Over $200 million	0.075%

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  It receives compensation for this service at an annual rate of $7,750.  As of and during the six month period ended November 30, 2010, NCS waived fees in the amount of $1,257.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services at a rate of $21 per shareholder per year, subject to a minimum fee of $1,750 per month.  The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives any sales charges imposed on purchases and re-allocates a portion of such charges to dealers through whom the sale was made, if any.  During the six month period ended November 30, 2010, the Distributor did not retain any sales charges.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.
(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Six Month Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2010	$3,286,247	$2,409,781

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2010.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions during the six month period ended November 30, 2010.

At November 30, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:
Cost of Investments	$5,836,038

Unrealized Appreciation	908,506
Unrealized Depreciation	(200,395)
Net Unrealized Appreciation	708,111

(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

CARITAS ALL-CAP GROWTH FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

Caritas All-Cap Growth Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC	Caritas Capital, LLC
116 South Franklin Street	5950 Fairview Road
Post Office Drawer 4365	Suite 610-A
Rocky Mount, North Carolina 27803	Charlotte, North Carolina 28210

Toll-Free Telephone:                                                                                                          Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	caritascapital.com

Semi-Annual Report 2010
For the Period from July 7, 2010 (Date of Initial Public Investment) to November 30, 2010
(Unaudited)

Presidio Multi-Strategy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Presidio Multi-Strategy Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Presidio Multi-Strategy Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, sector risk, portfolio turnover risk, investment advisor risk, new fund risk, foreign securities and emerging markets risk, currency risk, political/economic risk, derivative risk, currency option transactions risk, currency futures risk, leverage risk, counterparty risk, short sales risk, risks related to investing in other investment companies, ETN risk, small-cap and mid-cap securities risk, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, risks of investing in corporate debt securities, government debt markets may be illiquid or disrupted, and general uncertainty concerning future regulatory changes. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your Presidio Multi-Strategy Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value July 7, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,036.00	$7.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.73% multiplied by the average account value over the period, multiplied by 146 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Expense Example	Beginning Account Value July 7, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.08	$6.97

** Expenses are equal to the Fund’s annualized expense ratio of 1.73% multiplied by the average account value over the period, multiplied by 146 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Dear Fellow Shareholders of the Presidio Multi-Strategy Fund:

Enclosed for your review is the Semi-Annual Report for the Presidio Multi-Strategy Fund (the “Fund”) for the period ending November 30, 2010.  The Fund formally launched on July 7, 2010, so this report reflects the period from that date through November 30, 2010.  The Fund returned +3.60%1 vs. the benchmark (50% S&P and 50% Barclays Agg2) return of 7.24%, with an annualized volatility of 6.8% and a beta of 0.25.  While we are encouraged at the Fund’s outperformance, we should remind shareholders that we do not manage the Fund to any specific benchmark.

 Risk, Return and Correlation Statistics:

Net Return	3.60%1
Realized Volatility	6.80%3
Realized Correlation	0.594
Realized Beta	0.255

While we are encouraged at the Fund’s risk adjusted performance to date, we should remind shareholders that we do not manage the Fund to any specific benchmark, and that one of our objectives is to continue to provide our clients with a differentiated source of return that is lowly correlated to the general movements of the equity markets. As such, we continue to maintain a diversified portfolio of asset classes and strategies that we think will reward our investors over the long-term.

Market Review & Outlook:

2010 has certainly been a “textbook” year in illustrating the importance of maintaining a diversified portfolio of asset classes and strategies.  The first half of the year saw a tremendous flight to safety, as investors sought refuge from sovereign debt concerns, deflation and double-dip recession fears, and fears of another potential “flash crash”.  10-year Treasury yields rallied to multi-year lows, the CBOE VIX index rose to the mid 40’s (levels not seen since the onset of the recent financial crisis), the US Dollar gained ground against a basket of currencies, and gold continued its ascent on worries of global currency debasement.

And seemingly, at a flip of the switch, risk appetite reversed, with investors dumping low-risk assets (e.g. Treasuries) in favor of equities and commodities, in anticipation of sustained global growth.  Treasury yields pulled back in early November, the US Dollar lost ground against major currencies and the VIX is now below 20.   And all of this, of course, in the span of only 11 months!  Investors whose portfolios were not diversified likely saw high volatility during this rapidly changing investment climate.

While the recent rally in the equity markets have been nothing short of breathtaking (up +13.1% from September 1 through November 30), we are well aware of the many risks and headwinds ahead of us.   European debt fears, stubbornly high domestic unemployment, increasing consumer savings, balance sheet deleveraging, weak housing recovery, deteriorating fiscal health of municipalities, rising interest rate volatility, increased global tensions (e.g. Korea) and potential currency wars (just to name a few), can set the stage for a market pullback, especially if unanticipated shock(s) and event(s) bubble up to the surface.  And now with the VIX below 20 (indicating market complacency), any new shock to the system may take the equity markets (and risk assets generally) several steps back.  It is this uncertain economic environment that we believe continues to call for a diversified, flexible portfolio to help navigate these stormy investment waters.

At Presidio Capital Investments, we remain committed to our investment principles of maintaining a diversified portfolio across asset classes and strategies, and taking on risks we think are worthwhile.  We continue to monitor and price a wide range of risk assets, and evaluate the strategies we can utilize to express and manage those risks.  It is this valuation framework, coupled with our investment philosophy and risk management process, that guides us to making thoughtful, risk-adjusted investment decisions.  Looking forward, we continue to see interesting opportunities in credit, energy and natural resources, and relative-value trades within equity and interest rate markets.

I invite any current or prospective shareholder to call or email me directly to discuss the Presidio Multi-Strategy Fund and our investment approach.

Happy New Year!

With warmest regards,

Matthew R. Lee
Presidio Capital Investments, LLC

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing.  The Fund’s Prospectus contains this and other important information.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Semi-Annual Report.

1) The performance information quoted above represents past performance and past performance does not guarantee future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  Performance data, current to the most recent month end, may be obtained by calling the Fund at (800)525-3863.  Fee waivers and expense reimbursements have positively impacted Fund performance.

2) The S&P 500 Total Return Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance.  The S&P 500 Total Return Index provides investors with a price-plus gross cash dividend return of the companies represented in the S&P 500 Total Return Index. The Barclays Capital U.S. Government/Credit Index represents securities that are U.S. domestic, taxable, and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities. You cannot invest directly in these indices.  These indices do not have investment advisors and do not pay any commissions, expenses, or taxes.  If these indices did pay commissions, expenses, or taxes, their returns would be lower.

3) Realized volatility is measured as annualized standard deviation and is considered a measure of risk.  Annualized standard deviation is calculated using standard methodology of taking the standard deviation of realized daily returns multiplied by the square root of the number of trading days in a year (assumed at 250).   Volatility is a statistical measure that provides an estimate of the dispersion (or range) of potential returns.  Investors should be aware that volatility estimates, like any other “statistics”, are not constant, and that they may change as the capital markets change and as the composition of the underlying portfolio changes.

4) Correlation is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move by an equal amount in the same direction. Alternatively, perfect negative correlation means that if one security moves in either direction the security that is perfectly negatively correlated will move by an equal amount in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

5)  Beta is a measure of the price sensitivity of an asset (or portfolio) to the broader market, and is also considered a risk statistic.  Beta was calculated by regressing the daily returns of the fund and daily returns of the S&P 500 (for the time period from fund inception through 11/30/10).  Investors should be aware that volatility estimates, like any other “statistics”, are not constant, and that they may change as the capital markets change and as the composition of the underlying portfolio changes.

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Number of Contracts	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 85.66%

*	iPATH S&P 500 VIX Mid-Term Futures ETN	1150	$ 85,744
	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,212
†	iShares Barclays 20+ Year Treasury Bond Fund	1000	98,410
†	iShares Barclays 7-10 Year Treasury Bond Fund	500	48,820
	iShares Barclays Aggregate Bond Fund	2200	236,258
†	iShares Barclays TIPS Bond Fund	1400	153,244
†	iShares Dow Jones US Real Estate Index Fund	1600	86,540
	iShares iBoxx High Yield Corporate Bond Fund	4150	369,226
†	iShares iBoxx Investment Grade Corp Bond Fund	6500	715,715
	iShares JPMorgan USD Emerging Markets Bond Fund	1800	193,644
†	iShares Russell 2000 Index Fund	1950	141,863
*	iShares S&P GSCI Commodity Indexed Trust	100	3,125
*	iShares Silver Trust	1200	32,916
*	PowerShares DB Agriculture Fund	1100	31,999
*	PowerShares DB Commodity Index Tracking Fund	2300	57,661
*	PowerShares DB US Dollar Index Bullish Fund	8700	204,450
†	SPDR Barclays Capital High Yield Bond ETF	9350	372,317
*	SPDR Gold Shares	1100	148,918
*	United States Gasoline Fund LP	200	7,594
*	United States Natural Gas Fund LP	1300	7,514
*†	United States Oil Fund LP	3000	108,120
	Vanguard Total Bond Market ETF	3250	266,305

	Total Exchange Traded Products (Cost $3,373,608)		3,374,595

COMMON STOCKS - 3.01%

	3M Co	50	4,199
	Abbott Laboratories	50	2,325
*	Adobe Systems Inc	200	5,560
	Altria Group Inc	50	1,200
	Automatic Data Processing Inc	50	2,228
	Becton Dickinson and Co	50	3,896
*	Berkshire Hathaway Inc	50	3,984
	Brown-Forman Corp	50	3,271
*	Cisco Systems Inc	100	1,916
	Exxon Mobil Corp	50	3,478
	Factset Research Systems Inc	50	4,433
	General Dynamics Corp	50	3,304
	GlaxoSmithKline PLC	50	1,914
	Johnson & Johnson	100	6,155

			(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

COMMON STOCKS - continued

	McCormick & Co Inc	50			$ 2,200
	McDonald's Corp	50			3,915
	Medtronic Inc	50			1,676
	Merck & Co Inc	50			1,724
	Microsoft Corp	250			6,314
	NIKE Inc	50			4,307
	Novo Nordisk	50			4,971
	Omnicom Group Inc	50			2,272
	Oracle Corp	250			6,761
	Paychex Inc	100			2,854
	PepsiCo Inc	50			3,232
	Pfizer Inc	250			4,075
	Philip Morris International Inc	50			2,845
	Procter & Gamble Co	50			3,054
	QUALCOMM Inc	50			2,341
	Stryker Corp	50			2,505
	The Coca-Cola Co	50			3,159
	United Technologies Corp	50			3,764
*	Varian Medical Systems Inc	50			3,292
	Wal-Mart Stores Inc	100			5,409

	Total Common Stocks (Cost $114,697)				118,533

PUT OPTIONS PURCHASED - 3.83%

†	iPATH S&P 500 VIX	4	$ 90	3/19/2011	6,800
	iPath S&P 500 VIX Short-Term Futures ETN	5	20	3/19/2011	4,075
†	iShares Barclays 20+	6	101	3/19/2011	3,708
†	iShares Barclays 20+	7	104	3/19/2011	5,985
†	iShares Barclays 20+	30	90	3/19/2011	3,420
	iShares Dow Jones US Real Estate	4	48	3/19/2011	562
	iShares Dow Jones US Real Estate	7	51	3/19/2011	1,484
†	iShares MSCI EAFE	6	48	3/19/2011	876
†	iShares MSCI EAFE	7	50	3/19/2011	1,295
†	iShares MSCI EAFE	10	49	3/19/2011	1,670
†	iShares MSCI EAFE	10	52	3/19/2011	2,540
†	iShares MSCI EAFE	15	48	6/18/2011	3,480
†	iShares MSCI EAFE	23	55	6/18/2011	11,500
†	iShares MSCI Emerging Markets	5	38	3/19/2011	470
†	iShares MSCI Emerging Markets	7	39	3/19/2011	791
†	iShares MSCI Emerging Markets	7	41	3/19/2011	1,155

					(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

PUT OPTIONS PURCHASED - continued

†	iShares MSCI Emerging Markets	10	$ 38	6/18/2011	$ 1,700
†	iShares MSCI Emerging Markets	12	44	6/18/2011	4,440
	SPDR Dow Jones Industrial Average	6	105	3/19/2011	1,920
†	SPDR Gold Trust	2	119	12/18/2010	14
†	SPDR Gold Trust	2	114	3/19/2011	160
†	SPDR Gold Trust	9	120	3/19/2011	1,350
†	SPDR Gold Trust	10	130	6/18/2011	6,700
†	SPDR S&P 500	2	108	12/18/2010	66
†	SPDR S&P 500	10	103	3/19/2011	2,190
†	SPDR S&P 500	21	105	3/19/2011	4,515
†	SPDR S&P 500	28	100	3/19/2011	3,948
†	SPDR S&P 500	29	101	3/19/2011	4,640
†	SPDR S&P 500	20	115	6/18/2011	14,400
†	SPDR S&P 500	75	113	6/18/2011	48,000
	United States Oil	7	32	1/22/2011	294
	United States Oil	16	33	4/16/2011	2,496
	United States Oil	20	35	4/16/2011	4,340

	Total Put Options Purchased (Cost $193,158)				150,984

CALL OPTIONS PURCHASED - 1.54%

	iShares Barclays 3-7 Year Treasury	3	116	1/22/2011	495
	iShares Barclays 7-10 Year Treasury	4	96	12/18/2010	680
	iShares Barclays 7-10 Year Treasury	7	98	1/22/2011	700
	iShares Barclays 7-10 Year Treasury	20	103	1/22/2011	200
	iShares Barclays 7-10 Year Treasury	9	97	3/19/2011	1,575
	iShares Barclays TIPS Bond Fund	19	112	12/18/2010	142
	iShares Dow Jones US Real Estate	20	53	12/18/2010	3,880
	iShares iBoxx High Yield Corporate Bond	2	89	12/18/2010	78
	iShares iBoxx High Yield Corporate Bond	20	90	12/18/2010	200
	iShares iBoxx High Yield Corporate Bond	30	90	3/19/2011	1,800
†	iShares iBoxx Invest Grade Corp Bond	4	110	12/18/2010	160
†	iShares iBoxx Invest Grade Corp Bond	25	113	12/18/2010	125
†	iShares iBoxx Invest Grade Corp Bond	60	112	12/18/2010	300
†	iShares iBoxx Invest Grade Corp Bond	8	112	3/19/2011	400
†	iShares MSCI EAFE	3	52	12/18/2010	885
†	iShares MSCI EAFE	25	57	12/18/2010	725
	iShares MSCI Emerging Markets	4	41	12/18/2010	1,600
	iShares MSCI Emerging Markets	45	46	12/18/2010	2,655
	iShares Russell 2000 Index	25	72	1/22/2011	8,000

					(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS PURCHASED - continued

†	PowerShares DB US Dollar Index Bullish	85	$ 23	1/22/2011	$ 5,780
†	SPDR Barclays Capital High Yield Bond	4	39	12/18/2010	340
†	SPDR Barclays Capital High Yield Bond	15	41	12/18/2010	38
†	SPDR Barclays Capital High Yield Bond	70	40	12/18/2010	1,050
†	SPDR Barclays Capital High Yield Bond	1	41	3/19/2011	15
†	SPDR Barclays Capital High Yield Bond	30	40	3/19/2011	1,425
†	SPDR Gold Trust	2	119	12/18/2010	3,350
†	SPDR Gold Trust	5	131	12/18/2010	2,625
†	SPDR Gold Trust	10	134	12/18/2010	3,100
†	SPDR Gold Trust	15	132	12/18/2010	6,675
†	SPDR Gold Trust	5	133	1/22/2011	2,750
†	SPDR S&P 500	3	108	12/18/2010	3,273
†	SPDR S&P 500	35	120	12/18/2010	4,340
†	United States Oil	8	35	12/18/2010	1,232

	Total Call Options Purchased (Cost $78,973)				60,593

INVESTMENT COMPANY (Open-End Fund) - 23.31%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.22%				918,172

	Total Investment Company (Open-End Fund) (Cost $918,172)				918,172

Total Value of Investments (Cost $4,678,608) - 117.35%					$ 4,622,877

Liabilities in Excess of Other Assets - (17.35)%					(683,398)

Net Assets - 100%					$ 3,939,479

*	Non-income producing investment.
†	Portion of security pledged as collateral for options written
§	Represents 7 day effective yield.

		Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Common Stocks	3.01%	$118,533
	Put Options	3.83%	150,984
	Call Options	1.54%	60,593
	Exchange Traded Products	85.66%	3,374,595
	Other	23.31%	918,172
	Total	117.35%	$4,622,877

					(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN (note 2)

*	iShares Barclays 7-10 Year Treasury	1	$ 96	12/18/2010	$ 170
*	iShares Barclays 7-10 Year Treasury	1	98	1/22/2011	100
*	iShares iBoxx Invest Grade Corp Bond	1	110	12/18/2010	40
*	iShares MSCI EAFE	3	52	12/18/2010	885
*	iShares MSCI EAFE	15	65	6/18/2011	750
*	iShares MSCI Emerging Markets	4	41	12/18/2010	1,600
*	iShares MSCI Emerging Markets	10	53	6/18/2011	780
*	iShares Russell 2000 Index	25	75	1/22/2011	4,150
*	SPDR Gold Trust	10	134	12/18/2010	3,100
*	SPDR Gold Trust	2	119	12/18/2010	3,350
*	SPDR Gold Trust	5	140	1/22/2011	1,220
*	SPDR Gold Trust	10	160	6/18/2011	2,980
*	SPDR S&P 500	10	127	12/18/2010	60
*	SPDR S&P 500	3	108	12/18/2010	3,273
*	United States Oil	20	45	4/16/2011	820

Total (Premiums Received $25,969)					23,278

PUT OPTIONS WRITTEN (note 2)
*	iPATH S&P 500 VIX	4	75	3/19/2011	2,380
*	iPATH S&P 500 VIX	4	90	3/19/2011	6,800
*	iPath S&P 500 VIX Short-Term Futures ETN	5	20	3/19/2011	4,075
*	iShares Barclays 20+	7	104	3/19/2011	5,985
*	iShares Barclays 20+	6	101	3/19/2011	3,708
*	iShares Barclays 7-10 Year Treasury	3	96	12/18/2010	93
*	iShares Barclays 7-10 Year Treasury	6	98	1/22/2011	1,095
*	iShares Barclays 7-10 Year Treasury	10	97	3/19/2011	2,175
*	iShares Barclays TIPS Bond Fund	19	112	12/18/2010	4,750
*	iShares Dow Jones US Real Estate	20	53	12/18/2010	1,540
*	iShares iBoxx High Yield Corporate Bond	20	90	12/18/2010	4,460
*	iShares iBoxx High Yield Corporate Bond	2	89	12/18/2010	225
*	iShares iBoxx High Yield Corporate Bond	30	90	3/19/2011	13,050
*	iShares iBoxx Invest Grade Corp Bond	60	112	12/18/2010	14,250
*	iShares iBoxx Invest Grade Corp Bond	25	113	12/18/2010	8,375
*	iShares iBoxx Invest Grade Corp Bond	3	110	12/18/2010	225
*	iShares iBoxx Invest Grade Corp Bond	8	112	3/19/2011	3,440
*	iShares MSCI EAFE	25	57	12/18/2010	7,525
*	iShares MSCI EAFE	10	49	3/19/2011	1,670
*	iShares MSCI EAFE	10	52	3/19/2011	2,540
*	iShares MSCI EAFE	7	50	3/19/2011	1,295
*	iShares MSCI EAFE	6	48	3/19/2011	876

					(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

PUT OPTIONS WRITTEN - continued

*	iShares MSCI EAFE	23	$ 55	6/18/2011	$ 11,500
*	iShares MSCI Emerging Markets	45	46	12/18/2010	8,055
*	iShares MSCI Emerging Markets	7	39	3/19/2011	791
*	iShares MSCI Emerging Markets	7	41	3/19/2011	1,155
*	iShares MSCI Emerging Markets	5	38	3/19/2011	470
*	iShares MSCI Emerging Markets	12	44	6/18/2011	4,440
*	PowerShares DB US Dollar Index Bullish	85	23	1/22/2011	2,040
*	SPDR Barclays Capital High Yield Bond	70	40	12/18/2010	4,200
*	SPDR Barclays Capital High Yield Bond	15	41	12/18/2010	2,213
*	SPDR Barclays Capital High Yield Bond	4	39	12/18/2010	100
*	SPDR Barclays Capital High Yield Bond	30	40	3/19/2011	5,250
*	SPDR Barclays Capital High Yield Bond	15	41	3/19/2011	4,125
*	SPDR Dow Jones Industrial Average	6	105	3/19/2011	1,920
*	SPDR Gold Trust	15	132	12/18/2010	1,650
*	SPDR Gold Trust	5	120	12/18/2010	40
*	SPDR Gold Trust	5	131	12/18/2010	425
*	SPDR Gold Trust	2	119	12/18/2010	14
*	SPDR Gold Trust	5	127	1/22/2011	665
*	SPDR Gold Trust	2	100	3/19/2011	44
*	SPDR Gold Trust	10	110	6/18/2011	1,465
*	SPDR S&P 500	50	105	12/18/2010	900
*	SPDR S&P 500	35	120	12/18/2010	12,005
*	SPDR S&P 500	2	108	12/18/2010	66
*	SPDR S&P 500	16	105	3/19/2011	3,440
*	SPDR S&P 500	5	103	3/19/2011	1,095
*	SPDR S&P 500	4	101	3/19/2011	640
*	SPDR S&P 500	3	100	3/19/2011	423
*	SPDR S&P 500	75	113	6/18/2011	48,000
*	SPDR S&P 500	20	115	6/18/2011	14,400
*	United States Oil	8	35	12/18/2010	424
*	United States Oil	20	30	4/16/2011	1,680

Total (Premiums Received $219,460)					224,167

					(Continued)

PRESIDIO MULTI-STRATEGY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
	Number of Contracts	Value (Note 1)

SECURITIES SOLD SHORT

EXCHANGE TRADED PRODUCTS
iShares Barclays 1-3 Year Treasury Bond Fund	1,200	$ 101,100
iShares Barclays 20+ Year Treasury Bond Fund	5,400	531,414
iShares Barclays 7-10 Year Treasury Bond Fund	7,675	749,387
iShares Russell 2000 Index Fund	2,850	207,337
iShares S&P 500 Index Fund	2,100	249,543
SPDR Dow Jones Industrial Average ETF Trust	1,300	143,247
SPDR S&P 500 ETF Trust	600	71,096

Total (Premiums Received $2,052,426)		$ 2,053,124

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $4,678,608)	$4,622,877
Cash	1,728,785
Receivables:
Investments sold	474
Fund shares sold	2,633
Prepaid expenses
Other expenses	3,877

Total assets	6,358,646

Liabilities:
Call Options written, at value (premiums received $25,969)	23,278
Put Options written, at value (premiums received $219,460)	224,167
Securities sold short, at value (premiums received $2,052,426)	2,053,124
Payables:
Investments purchased	111,809
Fund shares repurchased	465
Dividends and interest	80
Accrued expenses:
Advisory fees	4,643
Distribution and service fees	1,569
Administration fees	32

Total liabilities	2,419,167

Net Assets	$3,939,479

Net Assets Consist of:
Capital	$3,865,698
Accumulated net investment loss	(2,744)
Undistributed net realized gain on investments	134,970
Net unrealized depreciation on investments	(58,445)

Total Net Assets	$3,939,479
Shares Outstanding, no par value (unlimited authorized shares)	380,406
Net Asset Value and Redemption Price Per Share	$10.36

Maximum Offering Price Per Share ($10.36 ÷ 94.50%)	$10.96

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Statement of Operations
(Unaudited)

For the period from July 7, 2010 (Date of Initial Public Investment) to November 30, 2010

Investment Income:
Interest	$28
Dividends	13,412
Other Income	1

Total Investment Income	13,441

Expenses:
Advisory fees (note 2)	9,249
Administration fees (note 2)	4,624
Distribution and service fees (note 3)	2,312

Total Expenses	16,185

Net Expenses	16,185

Net Investment Loss	(2,744)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) from:
Investments	(43,974)
Options Written	178,944
Change in unrealized depreciation on:
Investments	(56,430)
Options Written	(2,015)

Realized and Unrealized Gain on Investments	76,525

Net Increase in Net Assets Resulting from Operations	$73,781

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Statements of Changes in Net Assets
(Unaudited)

For the period from July 7, 2010 (Date of Initial Public Investment) to November 30, 2010	2010

Operations:
Net investment loss	$(2,744)
Net realized gain from investment transactions	134,970
Change in unrealized depreciation on investments	(58,445)

Net Increase in Net Assets Resulting from Operations	73,781

Capital Share Transactions:
Shares sold	3,866,163
Reinvested dividends and distributions	-
Shares repurchased	(465)

Increase from Capital Share Transactions	3,865,698

Net Increase in Net Assets	3,939,479

Net Assets:
Beginning of period	-
End of period	$3,939,479

Share Information:
Shares Sold	380,451
Reinvested distributions	-
Shares repurchased	(45)
Net Increase in Capital Shares	380,406
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	380,406

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Financial Highlights
(Unaudited)
For a share outstanding for the period from
July 7, 2010 (Date of Initial Public Investment) to November 30, 2010	2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on securities	0.37

Total from Investment Operations	0.36

Net Asset Value, End of Period	$10.36

Total Return (c)(d)	3.60%

Net Assets, End of Period (in thousands)	$3,939

Average Net Assets for the Period (in thousands)	$2,339

Ratios of:
Gross Expenses to Average Net Assets (e)	1.73%	(a)
Net Expenses to Average Net Assets (e)	1.73%	(a)
Net Investment Income (Loss) to Average Net Assets	(0.29)%	(a)

Portfolio turnover rate	126.93%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Presidio Multi-Strategy Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund’s investment advisor, Presidio Capital Investments, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a globally diversified portfolio of (i) domestic and foreign equity securities, (ii) domestic and foreign government and corporate debt securities, including Exchange Traded Notes (“ETNs”) and “junk bonds” and (iii) options and futures on currencies and commodities. The Fund may invest in these securities directly or indirectly through investments in other investment companies including Exchange Traded Funds (“ETFs”). The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.

The Advisor’s methodology is based upon analysis that seeks to measure the risk and volatility of asset classes, macroeconomic factors of relative valuations between asset classes, world economies, economic sectors, and individual securities within those asset classes and industry sectors relative to the potential and expected return of those asset classes and individual securities within asset classes over comparable time periods. The Fund’s portfolio is constructed using a multi-faceted analysis designed to contribute to and balance the level of risk and return of the Fund’s portfolio.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:.

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the initial period from July 7, 2010 through November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Exchange Traded Products	$3,374,595	$3,374,595	$-	$-
Common Stocks	118,533	118,533	-	-
Put Options Purchased	150,984	150,984	-	-
Call Options Purchased	60,593	60,593	-	-
Investment Company	918,172	-	918,172	-
Total Assets	$4,622,877	$3,704,705	$918,172	$-

Liabilities
Call Options Written	$23,278	$23,278	$-	$-
Put Options Written	224,167	224,167	-	-
Securities Sold Short	2,053,124	2,053,124	-	-
	$2,300,569	$2,300,569	$-	$-

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statements of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.
(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

The following table set forth the effect of the option contracts on the Statement of Assets and Liabilities for the initial period ending November 30, 2010:

Derivative Type	Location	Fair Value
Equity Contracts – purchased options	Investments, at value	$211,577
Equity Contracts – written options	Call options written, at value	247,445

The following table sets forth the effect of the option contracts on the Statement of Operations for the period ending November 30, 2010:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from options	(102,852)
Equity Contracts – written options	Net realized gain from options	178,944
Equity Contracts – purchased options	Change in unrealized depreciation	(60,554)
Equity Contracts – written options	Change in unrealized depreciation	(2,015)
Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.500% if the average daily net assets are under $51 million and gradually decreases to an annual rate of 0.078% if the average daily net assets are $1,095,000,000 or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 0.80% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.
(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the initial period ended November 30, 2010, $2,312 in fees were incurred by the distributor.

4.	Purchases and Sales of Investment Securities

For the initial period from July 7, 2010 through November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
July 7, 2010 - November 30, 2010	$3,728,465	$2,351,336

There were no long-term purchases or sales of U.S Government Obligations during the initial period from July 7, 2010 through November 30, 2010.

5.	Options Writing

Option Contracts Written for the period ending November 30, 2010	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	-	$ -
Options written	3,087	570,647
Options closed	(887)	(146,274)
Options exercised	(0)	(0)
Options expired	(1,184)	(178,944)
Options Outstanding, End of Period	1,016	$ 245,429

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period from July 7, 2010 through November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Notes to Financial Statements
(Unaudited)

There were no distributions during the initial period from July 7, 2010 through November 30, 2010.

At November 30, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:
Cost of Investments	$2,380,753

Unrealized Appreciation	$124,713
Unrealized Depreciation	(183,158)
Net Unrealized Depreciation	(58,445)

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

PRESIDIO MULTI-STRATEGY FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.    Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the organizational meeting of the Fund’s Board of Trustees on February 18, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’s principal officers are employees of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to

(Continued)

PRESIDIO MULTI-STRATEGY FUND

Additional Information
(Unaudited)

generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that while the Fund’s management fee and net expense ratio were higher than some of the comparable funds and lower than others, the Fund’s management fee and net expense ratio were higher than the peer group average.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during its start-up phase.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to waive compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

Presidio Multi-Strategy Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	Presidio Capital Investments, LLC
116 South Franklin Street	1777 Borel Place, Suite 415
Post Office Drawer 4365	San Mateo, California, 94402
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Semi-Annual Report 2010
For the Period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010
 (Unaudited)

GlobalAfrica Equity Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the GlobalAfrica Equity Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the GlobalAfrica Equity Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: foreign securities, emerging market risk, frontier market risk, African market risk, currency risk, political/economic risk, regulatory risk, leverage risk, transaction costs risk, market risk, investment advisor risk, portfolio turnover risk, non-diversified funds risk, sector risk, natural resources sector risk, infrastructure sector risk, new funds risk, equity securities risk, small-cap and mid-cap securities risk, investment style risk, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, and lower-rated securities or “junk bonds” risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your GlobalAfrica Equity Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,065.00	$8.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.55	$7.92

Class A Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,024.00	$8.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.69	$8.78

Class C Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,022.00	$11.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.36	$11.11

* Expenses are equal to the Fund’s expense ratio (2.40% for the Institutional Class Shares, 2.66% for the Class A Shares, and 3.37% for the Class C Shares) multiplied by the average account value over the period, multiplied by 119 (the number of days in the initial period) divided by 365 (to reflect the initial period).

GLOBALAFRICA EQUITY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
	Shares	Value (Note 1)

COMMON STOCKS - 52.96%

Consumer Staples - 12.86%
Label Vie	100	$16,223
Mumias Sugar Co Ltd.	1,000	118
SASINI Ltd.	10,000	1,573
		17,914
Financials - 8.92%
Capital & Counties Properties PLC	1,070	2,384
Investec PLC	200	1,548
Kenya Commercial Bank Ltd.	9,700	2,543
Old Mutual PLC	400	753
Poulina Group	440	2,854
The Co-operative Bank of Kenya Ltd.	10,000	2,344
		12,426
Materials - 29.19%
African Rainbow Minerals Ltd.	200	5,257
Anglo American PLC	100	4,365
Aquarius Platinum Ltd.	300	1,516
Athi River Mining Ltd.	5,000	10,487
BHP Billiton PLC	100	3,530
Exxaro Resources Ltd.	100	1,774
Impala Platinum Holdings Ltd.	100	2,850
Merafe Resources Ltd.	10,000	2,112
* Metorex Ltd.	10,000	6,265
Northam Platinum Ltd.	400	2,506
		40,662
Telecommunications - 1.99%
Safaricom Ltd.	50,000	2,776
		2,776

Total Common Stocks (Cost $69,132)		73,778

EXCHANGE TRADED PRODUCT - 6.28%
* Satrix RAFI 40 Index Portfolio	9,000	8,743

Total Exchange Traded Product (Cost $8,198)		8,743

INVESTMENT COMPANY - 41.16%
§ Fidelity Institutional Money Market Fund, 0.22%	57,329	57,329

Total Investment Company (Cost $57,329)		57,329

		(Continued)

GLOBALAFRICA EQUITY FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
			Value (Note 1)

Total Value of Investments (Cost $134,659) - 100.40%			$139,850

Liabilities in Excess of Other Assets - (0.40)%			(555)

Net Assets - 100%			$139,295

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Staples	12.86%	17,914
Exchange Traded Product	6.28%	8,743
Financials	8.92%	12,426
Materials	29.19%	40,662
Telecommunications	1.99%	2,776
Other	41.16%	57,329
Total	100.40%	$139,850

See Notes to Financial Statements

GLOBALAFRICA EQUITY FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $134,659)	$139,850
Receivables:
Dividends and interest	13

Total assets	139,863

Liabilities:
Accrued expenses
Administration fees	88
Advisor fees	214
Other Expenses	266

Total liabilities	568

Net Assets	$139,295

Net Assets Consist of:
Capital	$136,600
Accumulated net investment loss	(1,121)
Accumulated net realized loss on investments	(1,375)
Net unrealized appreciation on investments	5,191

Total Net Assets	$139,295

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	33
Net Assets	342
Net Asset Value, Offering Price and Redemption Price Per Share	$10.25
Offering Price Per Share ($10.25 ÷ 94.25%)	$10.88

Class A Shares outstanding, no par value (unlimited authorized shares)	462
Net Assets	4,734
Net Asset Value, Offering Price and Redemption Price Per Share	$10.24
Offering Price Per Share ($10.24 ÷ 94.25%)	$10.86

Class C Shares outstanding, no par value (unlimited authorized shares)	13,141
Net Assets	134,219
Net Asset Value, Offering Price and Redemption Price Per Share	$10.21
Offering Price Per Share ($10.21 ÷ 94.25%)	$10.83

See Notes to Financial Statements

GLOBALAFRICA EQUITY FUND

Statement of Operations
(Unaudited)

For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Investment Income:
Dividends	$152

Total Income	152

Expenses:
Advisory fees (note 2)	736
Administration fees (note 2)	302
Distribution and service fees - Class A Shares (note 3)	1
Distribution and service fees - Class C Shares (note 3)	375

Total Expenses	1,414

Expenses reimbursed by advisor (note 2)	(141)

Net Expenses	1,273

Net Investment Loss	(1,121)

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(1,375)
Change in unrealized appreciation on investments	5,191

Realized and Unrealized Gain on Investments	3,816

Net Increase in Net Assets Resulting from Operations	$2,695

See Notes to Financial Statements

GLOBALAFRICA EQUITY FUND

Statements of Changes in Net Assets
(Unaudited)

For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Operations:
Net investment loss	$(1,121)
Net realized loss from investment transactions	(1,375)
Change in unrealized appreciation on investments	5,191

Net Increase in Net Assets Resulting from Operations	2,695

Capital Share Transactions: (note 5)
Shares sold	136,600
Reinvested dividends and distributions	-
Shares repurchased	-

Increase from Capital Share Transactions	136,600

Net Increase in Net Assets	139,295

Net Assets:
Beginning of Period	-
End of Period	$139,295

Undistributed Net Investment Income	$-

Share Information:
Shares Sold	13,636
Reinvested distributions	-
Shares repurchased	-
Net Increase in Capital Shares	13,636
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	13,636

See Notes to Financial Statements

GLOBALAFRICA EQUITY FUND

Financial Highlights
(Unaudited)
	Institutional Class Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.07)
Net realized and unrealized gain on securities	0.32

Total from Investment Operations	0.25

Net Asset Value, End of Period	$10.25

Total Return (c)(d)	6.50%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	2.75%	(a)
Net Expenses to Average Net Assets (e)	2.40%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.01)%	(a)

Portfolio turnover rate	4.22%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

GLOBALAFRICA EQUITY FUND

Financial Highlights
(Unaudited)
	Class A Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

(Loss) Income from Investment Operations
Net investment income (loss)	(0.01)
Net realized and unrealized gain on securities	0.25

Total from Investment Operations	0.24

Net Asset Value, End of Period	$10.24

Total Return (c)(d)	2.40%

Net Assets, End of Period (in thousands)	$5

Average Net Assets for the Period (in thousands)	$1

Ratios of:
Gross Expenses to Average Net Assets (e)	3.00%	(a)
Net Expenses to Average Net Assets (e)	2.66%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.46)%	(a)

Portfolio turnover rate	4.22%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

GLOBALAFRICA EQUITY FUND

Financial Highlights
(Unaudited)
	Class C Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

(Loss) Income from Investment Operations
Net investment loss	(0.08)
Net realized and unrealized gain on securities	0.30

Total from Investment Operations	0.22

Net Asset Value, End of Period	$10.21

Total Return (c)(d)	2.20%

Net Assets, End of Period (in thousands)	$134

Average Net Assets for the Period (in thousands)	$114

Ratios of:
Gross Expenses to Average Net Assets (e)	3.75%	(a)
Net Expenses to Average Net Assets (e)	3.37%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.97)%	(a)

Portfolio turnover rate	4.22%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

GLOBALAFRICA EQUITY FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The GlobalAfrica Equity Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on August 3, 2010.  The Fund will normally invest (directly or indirectly) at least 80% of their assets in securities of African Issuers.  “African Issuers” are issuers that (i) conduct more than 50% of their business in; (ii) have more than 50% of their assets in; and/or (iii) derive more than 50% of their revenues from, any of the African countries that have actively traded equity and/or fixed income markets, including Southern Africa (including, but not limited to, South Africa, Namibia, Botswana, Angola, Malawi, Zimbabwe and Zambia), North Africa (including, but not limited to, Egypt, Morocco, Tunisia and Algeria), Eastern Africa (including, but not limited to, Kenya, Uganda, Tanzania, Rwanda and Mauritius), and Western Africa (including, but not limited to, Nigeria, Ghana and Senegal).  For fixed income securities, “African Issuers” also include, but are not limited to, African governments, their dependencies, and multilateral and governmental agencies.

In general, the Fund’s investment advisor, Wambia Capital Management, LLC (the “Advisor”), looks to invest in growth companies of the future, undervalued companies and bonds of companies and African governments.  The Advisor employs a top down and bottom up approach to identify investment ideas.  The top down approach utilizes a macroeconomic analysis that evaluates global, regional, country, and sector outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. The bottom up approach utilizes a fundamental valuation analysis, including meetings by the Advisor with corporate officers and relevant government officials. The Advisor seeks to achieve the Fund’s investment objective by buying and holding investments over a long investment period.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

GLOBALAFRICA EQUITY FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the initial period from August 3, 2010 through November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$73,778	$73,778	$-	$-
Exchange Traded Products	8,743	8,743	-	-
Short-Term Investments	57,329	-	57,329	-
Total	$139,850	$82,521	$57,329	$-

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
(Continued)

GLOBALAFRICA EQUITY FUND

Notes to Financial Statements
(Unaudited)

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.95% of the average daily net assets of the Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.80% if the average daily net assets are under $38 million and gradually decreases to an annual rate of 0.175% once the average daily net assets reach $265 million or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 0.80% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

GLOBALAFRICA EQUITY FUND

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the Institutional Class Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Institutional Class Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Institutional Class Shares, Class A Shares, and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts.    During the initial period from August 3, 2010 through November 30, 2010, the distributor incurred sales charges in the amounts of $1 for the Class A Shares, and $375 for the Class C Shares.

4.	Purchases and Sales of Investment Securities

For the initial period from August 3, 2010 through November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
August 3, 2010 - November 30, 2010	$79,364	$2,009

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended from August 3, 2010 through November 30, 2010.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period from August 3, 2010 through November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions during the initial period from August 3, 2010 through November 30, 2010.
(Continued)

GLOBALAFRICA EQUITY FUND

Notes to Financial Statements
(Unaudited)

At November 30, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$134,659

Unrealized Appreciation	$6,263
Unrealized Depreciation	(1,072)
Net Unrealized Appreciation	5,191

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

Subsequent to the date of this report, the shareholders of the GlobalAfrica Equity Fund redeemed their holdings.  The Fund currently has no shares outstanding.

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

GLOBALAFRICA EQUITY FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on February 18, 2010, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual fund with strategies similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’ principal officers are employees of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of each Fund (including the management fee) to other fund comparable in terms of the type of fund, the nature of its

(Continued)

GLOBALAFRICA EQUITY FUND

Additional Information
(Unaudited)

investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fees and net expense ratios were higher than the comparable fund and the peer group average.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during their start-up phase.  The Trustees also noted that none of the comparable fund were similar to the Fund in terms of the percentage of assets invested in Africa and the distribution of assets in the various countries in Sub-Saharan Africa.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’ investors, the Trustees considered the Fund’ fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to waive compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’ agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’ shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

GlobalAfrica Equity Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	WambiaCapital Group, LLC
116 South Franklin Street	14404 Autumn Crest Road
Post Office Drawer 4365	Boyds, Maryland 20841
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	wambiacapital.com

Semi-Annual Report 2010
For the Period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010
 (Unaudited)

GlobalAfrica Infrastructure Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the GlobalAfrica Infrastructure Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the GlobalAfrica Infrastructure Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: foreign securities, emerging market risk, frontier market risk, African market risk, currency risk, political/economic risk, regulatory risk, leverage risk, transaction costs risk, market risk, investment advisor risk, portfolio turnover risk, non-diversified funds risk, sector risk, natural resources sector risk, infrastructure sector risk, new funds risk, equity securities risk, small-cap and mid-cap securities risk, investment style risk, fixed income risks, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, and lower-rated securities or “junk bonds” risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your GlobalAfrica Infrastructure Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$964.00	$7.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.35	$8.12

Class A Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$963.00	$8.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.09	$8.38

Class C Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$961.00	$11.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.13	$11.34

* Expenses are equal to the Fund’s expense ratio (2.46% for the Institutional Class Shares, 2.54% for the Class A Shares, and 3.44% for the Class C Shares) multiplied by the average account value over the period, multiplied by 119 (the number of days in the initial period) divided by 365 (to reflect the initial period).

GLOBALAFRICA INFRASTRUCTURE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 61.99%

Consumer Discretionary - 18.07%
	Imperial Holdings Ltd.	500	$8,624
	Cie Financiere Richemont SA	1,000	5,450
	Scan Group Ltd.	5,000	3,485
			17,559
Industrials - 11.14%
	Aveng Ltd.	1,000	5,744
	Group Five Ltd.	1,000	5,084
			10,828
Information Technology - 4.77%
	DataTec Ltd.	1,000	4,638
			4,638
Materials - 12.06%
	Athi River Mining Ltd.	5,000	10,487
*	EA Portland Cement Ltd.	1,000	1,234
			11,721
Telecommunications - 13.86%
	Allied Technologies Ltd.	1,000	8,990
	MTN Group Ltd.	100	1,705
	Safaricom Ltd.	50,000	2,776
			13,471
Utilities - 2.09%
	Kenya Electricity Generating Co. Ltd.	10,000	2,030
			2,030

	Total Common Stocks (Cost $62,139)		60,247

INVESTMENT COMPANY - 38.36%
§	Fidelity Institutional Money Market Portfolio, 0.22%	37,291	37,291

	Total Investment Company (Cost $37,291)		37,291

Total Value of Investments (Cost $99,430) - 100.35%			$97,538

Liabilities in Excess of Other Assets - (0.35)%			(345)

Net Assets - 100%			$97,193

*	Non-income producing investment	The following acronym is used in this portfolio:
§	Represents 7 day effective yield	SA - Societe Anonyme (Switzerland)

			(Continued)

GLOBALAFRICA INFRASTRUCTURE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	18.07%	$17,559
Industrials	11.14%	10,828
Information Technology	4.77%	4,638
Materials	12.06%	11,721
Telecommunications	13.86%	13,471
Utilities	2.09%	2,030
Other	38.36%	37,291
Total	100.35%	$97,538

See Notes to Financial Statements

GLOBALAFRICA INFRASTRUCTURE FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $99,430)	$97,538
Receivables:
Dividends and interest	66

Total assets	97,604

Liabilities:
Accrued expenses
Administration fees	66
Advisory fees	151
Other expenses	194

Total liabilities	411

Net Assets	$97,193

Net Assets Consist of:
Capital	$101,000
Accumulated net investment loss	(856)
Accumulated net realized loss on investments	(1,059)
Net unrealized depreciation on investments	(1,892)

Total Net Assets	$97,193

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	33
Net Assets	321
Net Asset Value, Offering Price and Redemption Price Per Share	$9.64
Offering Price Per Share ($9.64 ÷ 94.25%)	$10.23

Class A Shares outstanding, no par value (unlimited authorized shares)	33
Net Assets	321
Net Asset Value, Offering Price and Redemption Price Per Share	$9.63
Offering Price Per Share ($9.63 ÷ 94.25%)	$10.22

Class C Shares outstanding, no par value (unlimited authorized shares)	10,048
Net Assets	96,551
Net Asset Value, Offering Price and Redemption Price Per Share	$9.61
Offering Price Per Share ($9.61 ÷ 94.25%)	$10.20

See Notes to Financial Statements

GLOBALAFRICA INFRASTRUCTURE FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $99,430)	$97,538
Receivables:
Dividends and interest	66

Total assets	97,604

Liabilities:
Accrued expenses
Administration fees	66
Advisory fees	151
Other expenses	194

Total liabilities	411

Net Assets	$97,193

Net Assets Consist of:
Capital	$101,000
Accumulated net investment loss	(856)
Accumulated net realized loss on investments	(1,059)
Net unrealized depreciation on investments	(1,892)

Total Net Assets	$97,193

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	33
Net Assets	321
Net Asset Value, Offering Price and Redemption Price Per Share	$9.64
Offering Price Per Share ($9.64 ÷ 94.25%)	$10.23

Class A Shares outstanding, no par value (unlimited authorized shares)	33
Net Assets	321
Net Asset Value, Offering Price and Redemption Price Per Share	$9.63
Offering Price Per Share ($9.63 ÷ 94.25%)	$10.22

Class C Shares outstanding, no par value (unlimited authorized shares)	10,048
Net Assets	96,551
Net Asset Value, Offering Price and Redemption Price Per Share	$9.61
Offering Price Per Share ($9.61 ÷ 94.25%)	$10.20

See Notes to Financial Statements

GLOBALAFRICA INFRASTRUCTURE FUND

Statement of Operations
(Unaudited)

For the Period ended November 30, 2010

Investment Income:
Interest	$50
Dividends	59

Total Income	109

Expenses:
Advisory fees (note 2)	547
Administration fees (note 2)	228
Distribution and service fees - Class C Shares (note 3)	279

Total Expenses	1,054

Expenses reimbursed by advisor (note 2)	(89)

Net Expenses	965

Net Investment Loss	(856)

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(1,059)
Change in unrealized depreciation on investments	(1,892)

Realized and Unrealized Loss on Investments	(2,951)

Net Decrease in Net Assets Resulting from Operations	$(3,807)

See Notes to Financial Statements

GLOBALAFRICA INFRASTRUCTURE FUND

Statements of Changes in Net Assets
(Unaudited)

For the Period ended November 30, 2010

Operations:
Net investment loss	$(856)
Net realized loss from investment transactions	(1,059)
Change in unrealized depreciation on investments	(1,892)

Net Decrease in Net Assets Resulting from Operations	(3,807)

Capital Share Transactions:
Shares sold	151,000
Reinvested dividends and distributions	-
Shares repurchased	(50,000)

Increase from Capital Share Transactions	101,000

Net Increase in Net Assets	97,193

Net Assets:
Beginning of Period	-
End of Period	$97,193

Undistributed Net Investment Income	$-

Share Information:
Shares Sold	15,125
Reinvested distributions	-
Shares repurchased	(5,010)
Net Increase in Capital Shares	10,115
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	10,115

See Notes to Financial Statements

GLOBALAFRICA INFRASTRUCTURE FUND

Financial Highlights
(Unaudited)
	Institutional Class Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations
Net investment loss	(0.07)
Net realized and unrealized loss on securities	(0.31)

Total from Investment Operations	(0.38)

Net Asset Value, End of Period	$9.64

Total Return (c)(d)	(3.60)%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	2.75%	(a)
Net Expenses to Average Net Assets (e)	2.46%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.12)%	(a)

Portfolio turnover rate	13.77%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

	(Continued)

GLOBALAFRICA INFRASTRUCTURE FUND

Financial Highlights
(Unaudited)
	Class A Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations
Net investment loss	(0.07)
Net realized and unrealized loss on securities	(0.23)

Total from Investment Operations	(0.30)

Net Asset Value, End of Period	$9.63

Total Return (c)(d)	(3.70)%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	3.00%	(a)
Net Expenses to Average Net Assets (e)	2.54%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.28)%	(a)

Portfolio turnover rate	13.77%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

	(Continued)

GLOBALAFRICA INFRASTRUCTURE FUND

Financial Highlights
(Unaudited)
	Class C Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations
Net investment loss	(0.08)
Net realized and unrealized loss on securities	(0.29)

Total from Investment Operations	(0.37)

Net Asset Value, End of Period	$9.61

Total Return (c)(d)	(3.90)%

Net Assets, End of Period (in thousands)	$97

Average Net Assets for the Period (in thousands)	$85

Ratios of:
Gross Expenses to Average Net Assets (e)	3.75%	(a)
Net Expenses to Average Net Assets (e)	3.44%	(a)
Net Investment Income/(Loss) to Average Net Assets	(3.05)%	(a)

Portfolio turnover rate	13.77%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

GLOBALAFRICA INFRASTRUCTURE FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The GlobalAfrica Infrastructure Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on August 3, 2010.  The Fund will normally invest (directly or indirectly) at least 80% of their assets in securities of African Issuers.  “African Issuers” are issuers that (i) conduct more than 50% of their business in; (ii) have more than 50% of their assets in; and/or (iii) derive more than 50% of their revenues from, any of the African countries that have actively traded equity and/or fixed income markets, including Southern Africa (including, but not limited to, South Africa, Namibia, Botswana, Angola, Malawi, Zimbabwe and Zambia), North Africa (including, but not limited to, Egypt, Morocco, Tunisia and Algeria), Eastern Africa (including, but not limited to, Kenya, Uganda, Tanzania, Rwanda and Mauritius), and Western Africa (including, but not limited to, Nigeria, Ghana and Senegal).  For fixed income securities, “African Issuers” also include, but are not limited to, African governments, their dependencies, and multilateral and governmental agencies.

In general, the Fund’s investment advisor, Wambia Capital Management, LLC (the “Advisor”), looks to invest in growth companies of the future, undervalued companies and bonds of companies and African governments.  The Advisor employs a top down and bottom up approach to identify investment ideas.  The top down approach utilizes a macroeconomic analysis that evaluates global, regional, country, and sector outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. The bottom up approach utilizes a fundamental valuation analysis, including meetings by the Advisor with corporate officers and relevant government officials. The Advisor seeks to achieve the Fund’s investment objective by buying and holding investments over a long investment period.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

GLOBALAFRICA INFRASTRUCTURE FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the initial period from August 3, 2010 through November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$60,247	$60,247	$-	$-
Short-Term Investments	37,291	-	37,291	-
Total	$97,538	$60,247	$37,291	$-

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

GLOBALAFRICA INFRASTRUCTURE FUND

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.95% of the average daily net assets of the Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.80% if the average daily net assets are under $38 million and gradually decreases to an annual rate of 0.175% once the average daily net assets reach $265 million or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 0.80% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.
(Continued)

GLOBALAFRICA INFRASTRUCTURE FUND

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the Institutional Class Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Institutional Class Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Institutional Class Shares, Class A Shares, and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts.  During the initial period from August 3, 2010 through November 30, 2010, the distributor incurred sales charges in the amounts of $279 for the Class C Shares.

4.	Purchases and Sales of Investment Securities

For the initial period from August 3, 2010 through November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
August 3, 2010 - November 30, 2010	$66,435	$4,216

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended from August 3, 2010 through November 30, 2010.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period from August 3, 2010 through November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions during the initial period from August 3, 2010 through November 30, 2010.

At November 30, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:

(Continued)

GLOBALAFRICA INFRASTRUCTURE FUND

Notes to Financial Statements
(Unaudited)

Cost of Investments	$99,430

Unrealized Appreciation	$693
Unrealized Depreciation	(2,585)
Net Unrealized Depreciation	(1,892)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

Subsequent to the date of this report, the shareholders of the GlobalAfrica Infrastructure Fund redeemed their holdings.  The Fund currently has no shares outstanding.

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

GLOBALAFRICA INFRASTRUCTURE FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on February 18, 2010, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual fund with strategies similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’ principal officers are employees of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to

(Continued)

GLOBALAFRICA INFRASTRUCTURE FUND

Additional Information
(Unaudited)

generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of each Fund (including the management fee) to other fund comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fees and net expense ratios were higher than the comparable fund and the peer group average.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during their start-up phase.  The Trustees also noted that none of the comparable fund were similar to the Fund in terms of the percentage of assets invested in Africa and the distribution of assets in the various countries in Sub-Saharan Africa.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’ investors, the Trustees considered the Fund’ fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to waive compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’ agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’ shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

GlobalAfrica Infrastructure Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	WambiaCapital Group, LLC
116 South Franklin Street	14404 Autumn Crest Road
Post Office Drawer 4365	Boyds, Maryland 20841
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	wambiacapital.com

Semi-Annual Report 2010
For the Period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010
 (Unaudited)

GlobalAfrica Income Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the GlobalAfrica Income Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the GlobalAfrica Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: foreign securities, emerging market risk, frontier market risk, African market risk, currency risk, political/economic risk, regulatory risk, leverage risk, transaction costs risk, market risk, investment advisor risk, portfolio turnover risk, non-diversified funds risk, sector risk, natural resources sector risk, infrastructure sector risk, new funds risk, equity securities risk, small-cap and mid-cap securities risk, investment style risk, fixed income risks, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, and lower-rated securities or “junk bonds” risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your GlobalAfrica Income Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$993.00	$8.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.02	$8.45

Class A Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$992.00	$8.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.99	$8.48

Class C Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$986.40	$11.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.06	$11.40

* Expenses are equal to the Fund’s expense ratio (2.56% for the Institutional Class Shares, 2.57% for the Class A Shares, and 3.46% for the Class C Shares) multiplied by the average account value over the period, multiplied by 119 (the number of days in the initial period) divided by 365 (to reflect the initial period).

GLOBALAFRICA INCOME FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
		Shares	Value (Note 1)

INVESTMENT COMPANY - 100.38%
§	Fidelity Institutional Money Market Portfolio, 0.22%	75,483	$75,483

Total Investment Company (Cost $75,483)			75,483

Total Value of Investments (Cost $75,483) - 100.38%			$75,483

Liabilities in Excess of Other Assets - (0.38)%			(286)

Net Assets - 100%			$75,197

§ Represents 7 day effective yield

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Investment Company	100.38%	75,483
Total	100.38%	$75,483

See Notes to Financial Statements

GLOBALAFRICA INCOME FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $75,483)	$75,483
Receivables:
Dividends and interest	14

Total assets	75,497

Liabilities:
Payables:
Fund shares repurchased	15
Accrued expenses
Administration fees	50
Advisory fees	111
Other expenses	124

Total liabilities	300

Net Assets	$75,197

Net Assets Consist of:
Capital	$75,807
Accumulated net investment loss	(610)

Total Net Assets	$75,197

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	33
Net Assets	331
Net Asset Value, Offering Price and Redemption Price Per Share	$9.92
Offering Price Per Share ($9.92 ÷ 94.25%)	$10.53

Class A Shares outstanding, no par value (unlimited authorized shares)	33
Net Assets	331
Net Asset Value, Offering Price and Redemption Price Per Share	$9.92
Offering Price Per Share ($9.92 ÷ 94.25%)	$10.53

Class C Shares outstanding, no par value (unlimited authorized shares)	7,534
Net Assets	74,535
Net Asset Value, Offering Price and Redemption Price Per Share	$9.89
Offering Price Per Share ($9.89 ÷ 94.25%)	$10.49

See Notes to Financial Statements

GLOBALAFRICA INCOME FUND

Statement of Operations
(Unaudited)

For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Investment Income:
Interest	$47

Total Income	47

Expenses:
Advisory fees (note 2)	368
Administration fees (note 2)	155
Distribution and service fees - Class C Shares (note 3)	188

Total Expenses	711

Expenses reimbursed by advisor (note 2)	(54)

Net Expenses	657

Net Investment Loss	(610)

Net Decrease in Net Assets Resulting from Operations	$(610)

See Notes to Financial Statements

GLOBALAFRICA INCOME FUND

Statements of Changes in Net Assets
(Unaudited)

For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Operations:
Net Investment Loss	$(610)

Net Decrease in Assets Resulting from Operations	(610)

Capital Share Transactions:
Shares sold	75,822
Reinvested dividends and distributions	-
Shares repurchased	(15)

Increase from Capital Share Transactions	75,807

Net Increase in Net Assets	75,197

Net Assets:
Beginning of Period	-
End of Period	$75,197

Undistributed Net Investment Income	$-

Share Information:
Shares Sold	7,602
Reinvested distributions	-
Shares repurchased	(1)
Net Increase in Capital Shares	7,601
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	7,601

See Notes to Financial Statements

GLOBALAFRICA INCOME FUND

Financial Highlights
(Unaudited)
	Institutional Class Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.08)

Total from Investment Operations	(0.08)

Net Asset Value, End of Period	$9.92

Total Return (c)(d)	(0.70)%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	2.75%	(a)
Net Expenses to Average Net Assets (e)	2.56%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.41)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements	(Continued)

GLOBALAFRICA INCOME FUND

Financial Highlights
(Unaudited)
	Class A Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.08)

Total from Investment Operations	(0.08)

Net Asset Value, End of Period	$9.92

Total Return (c)(d)	(0.80)%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	3.00%	(a)
Net Expenses to Average Net Assets (e)	2.57%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.43)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements	(Continued)

GLOBALAFRICA INCOME FUND

Financial Highlights
(Unaudited)
	Class C Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.08)

Total from Investment Operations	(0.08)

Net Asset Value, End of Period	$9.89

Total Return (c)(d)	(1.36)%

Net Assets, End of Period (in thousands)	$75

Average Net Assets for the Period (in thousands)	$57

Ratios of:
Gross Expenses to Average Net Assets (e)	3.75%	(a)
Net Expenses to Average Net Assets (e)	3.46%	(a)
Net Investment Income/(Loss) to Average Net Assets	(3.21)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

GLOBALAFRICA INCOME FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The GlobalAfrica Income Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on August 3, 2010.  The Fund will normally invest (directly or indirectly) at least 80% of their assets in securities of African Issuers.  “African Issuers” are issuers that (i) conduct more than 50% of their business in; (ii) have more than 50% of their assets in; and/or (iii) derive more than 50% of their revenues from, any of the African countries that have actively traded equity and/or fixed income markets, including Southern Africa (including, but not limited to, South Africa, Namibia, Botswana, Angola, Malawi, Zimbabwe and Zambia), North Africa (including, but not limited to, Egypt, Morocco, Tunisia and Algeria), Eastern Africa (including, but not limited to, Kenya, Uganda, Tanzania, Rwanda and Mauritius), and Western Africa (including, but not limited to, Nigeria, Ghana and Senegal).  For fixed income securities, “African Issuers” also include, but are not limited to, African governments, their dependencies, and multilateral and governmental agencies.

In general, the Fund’s investment advisor, Wambia Capital Management, LLC (the “Advisor”), looks to invest in growth companies of the future, undervalued companies and bonds of companies and African governments.  The Advisor employs a top down and bottom up approach to identify investment ideas.  The top down approach utilizes a macroeconomic analysis that evaluates global, regional, country, and sector outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. The bottom up approach utilizes a fundamental valuation analysis, including meetings by the Advisor with corporate officers and relevant government officials. The Advisor seeks to achieve each Fund’s investment objective by buying and holding investments over a long investment period.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
(Continued)

GLOBALAFRICA INCOME FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the initial period from August 3, 2010 through November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investments	$75,483	$-	$75,783	$-
Total	$75,783	$-	$75,783	$-

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

GLOBALAFRICA INCOME FUND

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.95% of the average daily net assets of each Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.80% if the average daily net assets are under $38 million and gradually decreases to an annual rate of 0.175% once the average daily net assets reach $265 million or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of each Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 0.80% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.
(Continued)

GLOBALAFRICA INCOME FUND

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the Institutional Class Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Institutional Class Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Institutional Class Shares, Class A Shares, and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts.   During the initial period from August 3, 2010 through November 30, 2010, the distributor incurred sales charges in the amount of $188 for the Class C Shares.

4.	Purchases and Sales of Investment Securities

For the initial period from August 3, 2010 through November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
August 3, 2010 - November 30, 2010	$ -	$ -

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended from August 3, 2010 through November 30, 2010.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period from August 3, 2010 through November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions during the initial period from August 3, 2010 through November 30, 2010.

At November 30, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:
(Continued)

GLOBALAFRICA INCOME FUND

Notes to Financial Statements
(Unaudited)

Cost of Investments	$75,483

Unrealized Appreciation	$-
Unrealized Depreciation	-
Net Unrealized Appreciation	-

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

Subsequent to the date of this report, the shareholders of the GlobalAfrica Income Fund redeemed their holdings.  The Fund currently has no shares outstanding.

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

GLOBALAFRICA INCOME FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on February 18, 2010, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual fund with strategies similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’ principal officers are employees of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to

(Continued)

GLOBALAFRICA INCOME FUND

Additional Information
(Unaudited)

generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of each Fund (including the management fee) to other fund comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fees and net expense ratios were higher than the comparable fund and the peer group average.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during their start-up phase.  The Trustees also noted that none of the comparable fund were similar to the Fund in terms of the percentage of assets invested in Africa and the distribution of assets in the various countries in Sub-Saharan Africa.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’ investors, the Trustees considered the Fund’ fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to waive compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’ agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’ shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

GlobalAfrica Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	WambiaCapital Group, LLC
116 South Franklin Street	14404 Autumn Crest Road
Post Office Drawer 4365	Boyds, Maryland 20841
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	wambiacapital.com

Semi-Annual Report 2010
For the Period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010 (Unaudited)

GlobalAfrica Natural Resources Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the GlobalAfrica Natural Resources Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the GlobalAfrica Natural Resources Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: foreign securities, emerging market risk, frontier market risk, African market risk, currency risk, political/economic risk, regulatory risk, leverage risk, transaction costs risk, market risk, investment advisor risk, portfolio turnover risk, non-diversified funds risk, sector risk, natural resources sector risk, infrastructure sector risk, new funds risk, equity securities risk, small-cap and mid-cap securities risk, investment style risk, fixed income risks, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, and lower-rated securities or “junk bonds” risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your GlobalAfrica Natural Resources Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,057.00	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.82	$8.65

Class A Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,054.00	$8.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.61	$7.86

Class C Shares	Beginning Account Value August 3, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,052.00	$11.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.56	$10.91

* Expenses are equal to the Fund’s expense ratio (2.62% for the Institutional Class Shares, 2.38% for the Class A Shares, and 3.31% for the Class C Shares) multiplied by the average account value over the period, multiplied by 119 (the number of days in the initial period) divided by 365 (to reflect the initial period).

GLOBALAFRICA NATURAL RESOURCES FUND

Schedule of Investments
(Unaudited)

For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010
					Shares	Value (Note 1)

COMMON STOCKS - 8.51%

	Energy - 6.42%
		Sasol Ltd.			100	$4,439
						4,439
	Materials - 2.09%
		Mondi Ltd.			200	1,445
						1,445

		Total Common Stocks (Cost $5,799)				5,884

EXCHANGE TRADED PRODUCTS - 56.48%
	*	eRAFI Overall SA ETF			2,000	8,332
	*	NewFunds eRAFI SA Resource 20 Index Portfolio			2,000	8,856
	*	NewGold Issuer Ltd.			1,000	13,516
	*	Satrix RAFI 40 Index Portfolio			1,000	972
		Satrix RESI			1,000	7,371

		Total Exchange Traded Products (Cost $35,865)				39,047

INVESTMENT COMPANY - 35.36%
	§	Fidelity Institutional Money Market Portfolio, 0.22%			24,440	24,440

		Total Investment Company (Cost $24,440)				24,440

Total Value of Investments (Cost $66,104) - 100.35%						$69,371

Liabilities in Excess of Other Assets - (0.35)%						(244)

	Net Assets - 100%					$69,127

*	Non-income producing investment
§	Represents 7 day effective yield

			Summary of Investments by Sector
				% of Net
			Sector	Assets	Value
			Energy	6.42%	$4,439
			Exchange Traded Products	56.48%	39,047
			Materials	2.09%	1,445
			Other	35.36%	24,440
			Total	100.35%	$69,371

See Notes to Financial Statements

GLOBALAFRICA NATURAL RESOURCES FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $66,104)	$69,371
Receivables:
Dividends and interest	2

Total assets	69,373

Liabilities:
Accrued expenses
Administration fees	39
Advisory fees	95
Other expenses	112

Total liabilities	246

Net Assets	$69,127

Net Assets Consist of:
Capital	$66,701
Accumulated net investment loss	(357)
Accumulated net realized loss on investments	(484)
Net unrealized appreciation on investments	3,267

Total Net Assets	$69,127

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,494
Net Assets	15,789
Net Asset Value, Offering Price and Redemption Price Per Share	$10.57
Offering Price Per Share ($10.57 ÷ 94.25%)	$11.21

Class A Shares outstanding, no par value (unlimited authorized shares)	33
Net Assets	352
Net Asset Value, Offering Price and Redemption Price Per Share	$10.55
Offering Price Per Share ($10.55 ÷ 94.25%)	$11.19

Class C Shares outstanding, no par value (unlimited authorized shares)	5,038
Net Assets	52,986
Net Asset Value, Offering Price and Redemption Price Per Share	$10.52
Offering Price Per Share ($10.52 ÷ 94.25%)	$11.16

See Notes to Financial Statements

GLOBALAFRICA NATURAL RESOURCES FUND

Statement of Operations
(Unaudited)

For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Investment Income:
Interest	$18
Dividends	161

Total Income	179

Expenses:
Advisory fees (note 2)	318
Administration fees (note 2)	131
Distribution and service fees - Class C Shares (note 3)	157

Total Expenses	606

Expenses reimbursed by advisor (note 2)	(70)

Net Expenses	536

Net Investment Loss	(357)

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(484)
Change in unrealized appreciation on investments	3,267

Realized and Unrealized Gain on Investments	2,783

Net Increase in Net Assets Resulting from Operations	$2,426

See Notes to Financial Statements

GLOBALAFRICA NATURAL RESOURCES FUND

Statements of Changes in Net Assets
(Unaudited)

For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Operations:
Net investment loss	$(357)
Net realized loss from investment transactions	(484)
Change in unrealized appreciation on investments	3,267

Net Increase in Assets Resulting from Operations	2,426

Capital Share Transactions:
Shares sold	66,701
Reinvested dividends and distributions	-
Shares repurchased	-

Increase from Capital Share Transactions	66,701

Net Increase in Net Assets	69,127

Net Assets:
Beginning of Period	-
End of Period	$69,127

Undistributed Net Investment Income	$-

Share Information:
Shares Sold	6,566
Reinvested distributions	-
Shares repurchased	-
Net Increase in Capital Shares	6,566
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	6,566

See Notes to Financial Statements

GLOBALAFRICA NATURAL RESOURCES FUND

Financial Highlights
(Unaudited)
	Institutional Class Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on securities	0.02

Total from Investment Operations	0.01

Net Asset Value, End of Period	$10.57

Total Return (c)(d)	5.70%

Net Assets, End of Period (in thousands)	$16

Average Net Assets for the Period (in thousands)	$1

Ratios of:
Gross Expenses to Average Net Assets (e)	2.75%	(a)
Net Expenses to Average Net Assets (e)	2.62%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.30)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements	(Continued)

GLOBALAFRICA NATURAL RESOURCES FUND

Financial Highlights
(Unaudited)
	Class A Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.05)
Net realized and unrealized gain on securities	0.51

Total from Investment Operations	0.46

Net Asset Value, End of Period	$10.55

Total Return (c)(d)	2.60%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	3.00%	(a)
Net Expenses to Average Net Assets (e)	2.38%	(a)
Net Investment Income/(Loss) to Average Net Assets	(1.41)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements	(Continued)

GLOBALAFRICA NATURAL RESOURCES FUND

Financial Highlights
(Unaudited)
	Class C Shares
For the period from August 3, 2010 (Date of Initial Public Investment) to November 30, 2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.07)
Net realized and unrealized gain on securities	0.55

Total from Investment Operations	0.48

Net Asset Value, End of Period	$10.52

Total Return (c)(d)	11.73%

Net Assets, End of Period (in thousands)	$53

Average Net Assets for the Period (in thousands)	$48

Ratios of:
Gross Expenses to Average Net Assets (e)	3.75%	(a)
Net Expenses to Average Net Assets (e)	3.31%	(a)
Net Investment Income/(Loss) to Average Net Assets	(2.19)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

GLOBALAFRICA NATURAL RESOURCES FUND

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The GlobalAfrica Natural Resources Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on August 3, 2010.  The Fund will normally invest (directly or indirectly) at least 80% of their assets in securities of African Issuers.  “African Issuers” are issuers that (i) conduct more than 50% of their business in; (ii) have more than 50% of their assets in; and/or (iii) derive more than 50% of their revenues from, any of the African countries that have actively traded equity and/or fixed income markets, including Southern Africa (including, but not limited to, South Africa, Namibia, Botswana, Angola, Malawi, Zimbabwe and Zambia), North Africa (including, but not limited to, Egypt, Morocco, Tunisia and Algeria), Eastern Africa (including, but not limited to, Kenya, Uganda, Tanzania, Rwanda and Mauritius), and Western Africa (including, but not limited to, Nigeria, Ghana and Senegal).  For fixed income securities, “African Issuers” also include, but are not limited to, African governments, their dependencies, and multilateral and governmental agencies.

In general, the Fund’s investment advisor, Wambia Capital Management, LLC (the “Advisor”), looks to invest in growth companies of the future, undervalued companies and bonds of companies and African governments.  The Advisor employs a top down and bottom up approach to identify investment ideas.  The top down approach utilizes a macroeconomic analysis that evaluates global, regional, country, and sector outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. The bottom up approach utilizes a fundamental valuation analysis, including meetings by the Advisor with corporate officers and relevant government officials. The Advisor seeks to achieve each Fund’s investment objective by buying and holding investments over a long investment period.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
(Continued)

GLOBALAFRICA NATURAL RESOURCES FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the initial period from August 3, 2010 through November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$5,884	$5,884	$-	$-
Exchange Traded Products	39,047	39,047	-	-
Short-Term Investments	24,440	-	24,440	-
Total	$69,371	$44,931	$24,440	$-

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

GLOBALAFRICA NATURAL RESOURCES FUND

Notes to Financial Statements
(Unaudited)

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.95% of the average daily net assets of each Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.80% if the average daily net assets are under $38 million and gradually decreases to an annual rate of 0.175% once the average daily net assets reach $265 million or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of each Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 0.80% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

GLOBALAFRICA NATURAL RESOURCES FUND

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the Institutional Class Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Institutional Class Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Institutional Class Shares, Class A Shares, and Class C Shares in the Funds or support servicing of those classes’ shareholder accounts.    During the initial period from August 3, 2010 through November 30, 2010, the distributor incurred sales charges in the amounts of $157 for the Class C Shares.

4.	Purchases and Sales of Investment Securities

For the initial period from August 3, 2010 through November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
August 3, 2010 - November 30, 2010	$41,664	$ -

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended from August 3, 2010 through November 30, 2010.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period from August 3, 2010 through November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions during the initial period from August 3, 2010 through November 30, 2010.

At November 30, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:
(Continued)

GLOBALAFRICA NATURAL RESOURCES FUND

Notes to Financial Statements
(Unaudited)

Cost of Investments	$66,104

Unrealized Appreciation	$3,421
Unrealized Depreciation	(154)
Net Unrealized Appreciation	3,267

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

Subsequent to the date of this report, the shareholders of the GlobalAfrica Natural Resources Fund redeemed their holdings.  The Fund currently has no shares outstanding.

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

GLOBALAFRICA NATURAL RESOURCES FUND

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on February 18, 2010, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual fund with strategies similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’ principal officers are employees of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to

(Continued)

GLOBALAFRICA NATURAL RESOURCES FUND

Additional Information
(Unaudited)

generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of each Fund (including the management fee) to other fund comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fees and net expense ratios were higher than the comparable fund and the peer group average.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during their start-up phase.  The Trustees also noted that none of the comparable fund were similar to the Fund in terms of the percentage of assets invested in Africa and the distribution of assets in the various countries in Sub-Saharan Africa.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’ investors, the Trustees considered the Fund’ fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to waive compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’ agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’ shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

GlobalAfrica Natural Resources Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	WambiaCapital Group, LLC
116 South Franklin Street	14404 Autumn Crest Road
Post Office Drawer 4365	Boyds, Maryland 20841
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	wambiacapital.com

Item 2.      CODE OF ETHICS.

Not applicable.

Item 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.      SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.      CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: February 9, 2011

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund
Date: February 1, 2011

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee, President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi- Strategy Fund
Date: February 7, 2011

By: (Signature and Title)	/s/ Joseph M. Wambia

 Joseph M. Wambia
President, Treasurer, Principal Executive Officer and
Principal Financial Officer, GlobalAfrica Equity Fund,
GlobalAfrica Infrastructure Fund,
GlobalAfrica Natural Resources Fund
and GlobalAfrica Income Fund

Date: February 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund
Date: February 9, 2011

By: (Signature and Title)	/s/ Julie M. Koethe
Julie M. Koethe Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund
Date: February 1, 2011

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund
Date: February 1, 2011

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee, President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund
Date: February 7, 2011

By: (Signature and Title)	/s/ Joseph M. Wambia

Joseph M. Wambia
President, Treasurer, Principal Executive Officer and
Principal Financial Officer, GlobalAfrica Equity Fund,
GlobalAfrica Infrastructure Fund,
GlobalAfrica Natural Resources Fund
and GlobalAfrica Income Fund

Date: February 9, 2011